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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005

Check here if amendment [x]; Amendment Number: 2
This Amendment (Check only one):

[X]  is a restatement

[ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     UBS Securities LLC

Address:  677 Washington Boulevard
          Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Per Dyrvik
Title    Managing Director
Phone:   (203) 719-4381
Signature, Place, and Date of Signing:

/s/ Per Dyrvik

December 23, 2005


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Stamford, Connecticut

Name:      Louis Eber
Title      Managing Director
Phone:     (212) 821-3578
Signature, Place, and Date of Signing:

/s/  Louis Eber

December 28, 2005
New York, New York

UBS Securities LLC will no longer be filing this 13F report. In the future this report will be filed under UBS AG.

Report Type (Check only one):

[X]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report